PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Feb. 28, 2015
PROPERTY AND EQUIPMENT [Abstract]
Schedule of Property and Equipment

	February 28, 2015			February 28, 2014
	Cost	Accumulated Amortization	Net Book Value	Net Book Value
Test and research & development equipment	23,517	20,461	3,056	2,214
Computer hardware	3,507	3,247	260	267
Production fixtures	2,141	1,480	661	245
Leasehold improvements	1,058	912	146	139
Furniture and fixtures	852	707	145	168
Communication equipment	288	280	8	14
Other	375	329	46	121

Total	31,738	27,416	4,322	3,168

Schedule of depreciation expense relating to property and equipment allocated to operating expenses

        Depreciation expense relating to the above property and equipment was allocated to operating expenses as follows:

	February 28, 2015	February 28, 2014
Research and development ("R&D")	1,067	3,573
Selling and marketing ("S&M")	56	67
General and administrative ("G&A")	1,197	1,008

Total	2,320	4,648